OTHER NONCURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OTHER NONCURRENT ASSETS
OTHER NONCURRENT ASSETS

11. OTHER NONCURRENT ASSETS

The following table summarizes the Company’s components of other noncurrent assets (in thousands):

	June 30,	December 31,
	2021	2020
Other investments	$7,137	$3,000
Right of use asset	4,816	1,810
Long-term deposits	135	69
Other	122	—
Total other noncurrent assets	$12,210	$4,879

During the year ended December 31, 2020, the Company made an investment in a privately held company in the form of convertible debt for $3.0 million. Under the terms of this agreement, the debt will be converted to common stock of the investee upon the closing of a qualified financing, acquisition or change in control. The full principal balance plus 3% annual interest is due in two years and does not allow voluntary prepayment. The Company has elected the fair value option for this investment and recognized an immaterial gain during the three months ended June 30, 2021, and a gain of $0.3 million during the six months ended June 30, 2021, in other income in the condensed consolidated statement of operations.

In April 2021, the Company made an investment in a privately held company by purchasing a convertible promissory note for principal amount of $1.6 million. Under the terms of this note, the debt will convert to equity securities of the applicable investee upon the closing of a qualified financing, acquisition or other change in control. The full principal balance plus 3% annual interest is due in two years and does not allow voluntary prepayment. The Company has elected the fair value option for this investment and recognized a gain of $0.2 million during the three and six months ended June 30, 2021, in other income in the condensed consolidated statements of operations.

In April 2021, the Company made an investment in a privately held company by purchasing a convertible promissory note for a principal amount of $2.0 million. Under the terms of this note, the debt will convert to cash or equity securities upon the closing of a qualified financing, acquisition or other change in control. The full principal balance plus 3% annual interest is due in five years and does not allow voluntary prepayment. The Company has elected the fair value option for this investment, and there was no change in fair value during the three months ended June 30, 2021.

11. OTHER NONCURRENT ASSETS

The following table summarizes the Company’s components of other noncurrent assets (in thousands):

	December 31,
	2020	2019
Other investments	$3,000	$—
Right of use asset	1,810	2,289
Long-term deposits	69	—
Total other noncurrent assets	$4,879	$2,289

During the year ended December 31, 2020, the Company made an investment in a privately held company in the form of convertible debt for $3.0 million. Under the terms of this agreement, the debt will be converted to common stock of the investee upon the closing of a qualified financing, acquisition or change in control. The full principal balance plus 3% annual interest is due in two years and does not allow voluntary prepayment. As of December 31, 2020, the balance of other investments was $3.0 million. As of December 31, 2019, there were no other investments.